DEBENTURES AND WARRANTS	12 Months Ended
Dec. 31, 2016
Warrants and Debentures Disclosure [Abstract]
DEBENTURES AND WARRANTS
NOTE 9:-	DEBENTURES AND WARRANTS

On November 23, 2016, the Company entered into a securities purchase agreement (the “November 2016 Placement”) with a prominent institutional healthcare investor to purchase (i) an aggregate of 91,250 of the Company’s Ordinary Shares (the “Shares”) at a purchase price of $6.00 per share and an aggregate principal amount of $3,160 unsecured convertible Debentures (the “Registered Debentures”) in a registered direct offering (the “Registered Direct Offering”) and (ii) warrants to purchase up to 833,334 Ordinary Shares with an initial exercise price of $10.20 per share (the “Warrants”) and an aggregate principal amount of $1,293 unsecured convertible Debentures (the “PIPE Debentures” and together with the Registered Debentures, the “Debentures”) in a concurrent private placement (the “Private Placement” and, together with the Registered Direct Offering, the “Offerings”). The initial closing of the Offerings occurred on November 29, 2016, at which the Company received gross proceeds of $3,708 for the Ordinary Shares, the Registered Debentures and Warrants. The second closing of the Offering occurred on February 23, 2017, subsequent to the balance sheet date, at which time the Company received gross proceeds of $1,292 for the PIPE Debentures.

As part of the private placement, the Company granted the Placement Agents: (i) a cash fee equal to approximately $350 (ii) warrants to purchase up to 25,000 Ordinary Shares (the “Placement Agent Warrants”) and (iii) reimbursement of expenses of $75. The Placement Agent Warrants will become exercisable on November 29, 2017 and will expire on November 29, 2021 and have an exercise price equal to $7.50.

The aggregate net proceeds to the Company from the Offerings, after deducting the Placement Agents’ fees and other issuance expenses were approximately $4,490, of which $3,288 was received in 2016.

Issuance expenses in the amount of $572 were expensed in the consolidated statement of comprehensive loss included in “Financial expenses, net.”

The Debentures are non-interest bearing, have a term of 30 years and are convertible into Ordinary Shares at an initial conversion price of $6.00 per share. The Debentures are not subject to voluntary prepayment prior to maturity. In the event of a reverse stock split of the Company’s Ordinary Shares, the conversion price of the Debentures will be reduced to the lesser of (x) the then conversion price, as adjusted, and (y) the average of the two lowest volume weighted average prices of the Company’s Ordinary Shares during the 10 trading days immediately following the reverse stock split, which will thereafter be the new conversion price. Additionally, subject to limited exceptions, for a period of 18 months following the effective date of a resale registration statement on Form F-1 covering the resale of the Ordinary Shares issuable upon exercise of the Warrants and conversion of the PIPE Debentures (the “Resale Registration Statement”), if the Company issues Ordinary Shares or securities that are convertible or exercisable into Ordinary Shares at a price that is less than the effective conversion price, then the conversion price shall be automatically reduced to the price at which the Company issued the Ordinary Shares or the underlying exercise price or conversion price of the securities. Under no circumstances will the adjusted conversion price of the Debentures be lower than $3.00. The Company’s payment obligations under the Debentures are guaranteed by its U.S. Subsidiaries.

The Warrants were immediately exercisable upon issuance and have a term of five years. The exercise price of the Warrants is subject to adjustment upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s Ordinary Shares and rights offerings and pro rata distributions with respect to all holders of the Company’s Ordinary Shares. Additionally, in the event of a reverse stock split of the Company’s Ordinary Shares, the exercise price will be reduced to the lesser of (x) the then exercise price, as adjusted and (y) the average of the two lowest volume weighted average prices of the Company’s Ordinary Shares during the 10 trading days immediately following the reverse stock split, which will thereafter be the new exercise price. Additionally, subject to limited exceptions, for a period of 12 months following the effective date of the Resale Registration Statement, if the Company issues Ordinary Shares or securities that are convertible or exercisable into Ordinary Shares at a price that is less than the effective exercise price, then the then exercise price shall be automatically reduced to the price at which the Company issued the Ordinary Shares or the underlying exercise price or conversion price of the securities.

The Company has also entered into a Registration Rights Agreement with the investor, pursuant to which the Company filed a resale registration statement on Form F-1 which became effective on February 16, 2017.

The fair value of the Warrants was measured using iteration of the Black-Scholes-Merton model (see Note 2r). In estimating the Warrants' fair value, the Company used the following assumptions:

	December 31,	Issuance
	2016	date

Risk-free interest rate	0.91%-1.91%	0.86%-1.78%
Expected volatility	64.68%-83.15%	68.07%-79.66%
Expected life (in years)	1.16-4.92	1.25-5
Expected dividend yield	0%	0%
Fair value:
Warrants	$2,920	$3,974

The fair value of the Debentures was measured using iteration of  the Black-Scholes-Merton model (see Note 2r). In estimating the Debentures’ fair value, the Company used the following assumptions:

	December 31,	Issuance
	2016	date

Risk-free interest rate	0.81%	0.78%
Expected volatility	65.13%	65.7%
Expected life (in years)	0.91	1
Expected dividend yield	0%	0%
Fair value:
Debentures	$755	$1,545

The Company accounted for the Debentures according to the provisions of ASC 815 and for the Warrants according to the provisions of ASC 480 and based on terms of the Debentures and the warrants classified them as liabilities. The Company elected to measure the Debentures and Warrants under the fair value option in accordance with ASC 815. Under the fair value option both the Debentures and Warrants will be measured at fair value in each reporting period until they will be converted, exercised or expired, with changes in the fair values being recognized in the Company's consolidated statement of comprehensive loss as financial income or expense. In accordance with ASC 815, the proceeds received for the issuance of the Debentures and Warrants were allocated at fair value conducted on an arm's-length basis. Accordingly, at the issuance date the Company recorded the Debentures and Warrants at an aggregate fair value of $5,519, which is higher than the gross proceeds in the amount of $3,708, resulting a loss in the amount of $1,811.

        In December 2016, 8,334 shares were issued in connection with the exercise of $50 principal amount of the Debentures. The fair value of the shares issued following the Debentures exercise was $18.

As of December 31, 2016, the Company re-measured the Warrants in the amount of $2,920 and the Debentures in the amount of $755. As a result, for the year ended December 31, 2016, the Company recognized revaluation net income of approximately $14 in the consolidated statement of comprehensive loss included in “Financial expenses, net.”

In January and March 2017, subsequent to the balance sheet date, $530 principal amount of the Debentures were converted into of 123,502 Ordinary Shares of the Company.